Shareholder Report, Holdings (Details) - C000081163	Sep. 30, 2025
Blackstone, Inc.NoneA_09260D107
Holdings [Line Items]
Percent of Total Investments	7.87%
RadNet, Inc.None_750491102
Holdings [Line Items]
Percent of Total Investments	7.59%
Apollo Global Management, Inc.None_03769M106
Holdings [Line Items]
Percent of Total Investments	7.13%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	6.77%
Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	6.06%
Arthur J Gallagher & Co.None_363576109
Holdings [Line Items]
Percent of Total Investments	5.01%
Ferguson Enterprises, Inc.None_31488V107
Holdings [Line Items]
Percent of Total Investments	4.75%
Zurn Elkay Water Solutions Corp.None_98983L108
Holdings [Line Items]
Percent of Total Investments	4.68%
Ashtead Group PLCNone_G05320109
Holdings [Line Items]
Percent of Total Investments	4.63%
The Charles Schwab Corp.None_808513105
Holdings [Line Items]
Percent of Total Investments	4.16%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%